Note 9 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Property Plant And Equipment [Table Text Block]
	December 31
	2017	2016
Cost
Land	$2,510	$2,510
Buildings	6,066	6,066
Equipment	19,999	21,284
Furniture and fixtures	800	779
Leasehold improvements	2,247	2,135
Transportation equipment	622	657
Property leased to others	4,274	3,944
Prepayment for property and equipment	1,839	1,629
	38,357	39,004
Accumulated depreciation
Buildings	1,807	1,667
Equipment	19,261	20,521
Furniture and fixtures	769	733
Leasehold improvements	1,898	1,536
Transportation equipment	544	610
Property leased to others	323	201
	24,602	25,268

	$13,755	$13,736